Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2018-31*		BofA/ Shellpoint	898	193,462,837.52	100.00%	-	-	0.00%	-	-	0.00%	5	1,704,220.72	0.88%	-	-	0.00%	1	104,000.00	0.05%	-	-	0.00%
2018-38**		JPM/ Nationwide/ HUD	915	215,053,277.17	100.00%	9	1,468,914.28	0.68%	5	799,742.75	0.37%	4	868,130.38	0.40%	-	-	0.00%	2	186,384.11	0.09%	-	-	0.00%
Total			1,813	408,516,114.69	100.00%	9	1,468,914.28	0.36%	5	799,742.75	0.20%	9	2,572,351.10	0.63%	-	-	0.00%	3	290,384.11	0.07%	-	-	0.00%

*Repurchases pending from prior reporting periods.
**Of the five repurchases completed in Q2 2019, two had been pending since Q1 2019.